First Trust/Confluence Small Cap Value Fund
SUMMARY INFORMATION
Investment Objective
The First Trust/Confluence Small Cap Value Fund (the "Fund") seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other First Trust mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Share Classes" on page 10 of the Fund's prospectus ("Prospectus"), "Investment in Fund Shares" on page 13 of the Prospectus and "Purchase and Redemption of Fund Shares" on page 42 of the Fund's statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Trust/Confluence Small Cap Value Fund (USD $)	Class A	Class C	Class I	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Trust/Confluence Small Cap Value Fund		Class A	Class C	Class I	Class R3
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses	[1]	1.25%	1.25%	1.25%	1.25%
Acquired Fund Fees and Expenses		0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses		2.90%	3.65%	2.65%	3.15%
Fee Waivers and Expense Reimbursements	[2]	(0.90%)	(0.90%)	(0.90%)	(0.90%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		2.00%	2.75%	1.75%	2.25%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	The investment advisor and sub-advisor have agreed to waive fees and reimburse expenses through October 12, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.35% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 12, 2012, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until October 12, 2012. Following such date, the example assumes that the pre-waiver expense ratios provided above are applied. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Trust/Confluence Small Cap Value Fund (USD $)	1 Year	3 Years
Class A	742	1,238
Class C	378	951
Class I	178	652
Class R3	228	803

Expense Example, No Redemption First Trust/Confluence Small Cap Value Fund (USD $)	1 Year	3 Years
Class A	742	1,238
Class C	278	951
Class I	178	652
Class R3	228	803

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of U.S. listed companies with small market capitalizations ("Small-Cap Companies") at the time of investment. Currently, a company will be considered to be a Small-Cap Company if its market capitalization at the time of purchase is within the range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index during the most recent 12-month period (based on month-end data). Because market capitalization is measured at the time of initial purchase, if the market capitalization of a company included in the Fund grows above "small-cap," the Fund shall not be required to sell such security solely because it is no longer a Small-Cap Company.

The portfolio managers seek to invest in Small-Cap Companies that in the portfolio managers' opinion have produced solid returns over extended periods of time. The portfolio managers' investment strategy is based on the rationale that a company which creates superior value, reflected in above-average operating returns, will ultimately have a stock price reflecting that superior performance.

The portfolio managers follow a disciplined, research driven, investment process which seeks to uncover companies trading at discounts to their intrinsic values. By investing in stocks according to a value-based investment philosophy, the portfolio managers seek to enhance the long-term growth potential while limiting downside risk. Companies in which the portfolio managers invest are those that the portfolio managers expect to create above-average growth in value relative to their industries and to the overall market. These companies may include real estate investment trusts ("REITs") and business development companies ("BDCs").

Once such a company is identified, an extensive valuation analysis is performed to determine if its stock price reflects its underlying value.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Market Risk. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

Small Cap Risk. The Fund invests in Small-Cap Companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and dependence on a few key people, and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies. The market movements of equity securities issued by issuers with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies may be less liquid than those of larger companies.

Value Investing Risk. The Fund focuses its investments on securities that the portfolio manager believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in them. These securities generally are selected on the basis of an issuer's business and economic fundamentals or the securities' current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors. Disciplined adherence to a "value" investment mandate during periods in which that style is "out of favor" can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible style mandates.

Real Estate Investment Risk. The Fund invests in companies in the real estate industry, including REITS. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. REITs are subject to risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act"), and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

BDC Risk. The Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value.

The BDCs included in the Fund may employ the use of leverage in its portfolio through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

Performance

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.